PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.0%
Asset-Backed Securities 0.5%
Collateralized Loan Obligations
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)	2.027%(c)	04/15/29	4,000	$4,001,457
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.891(c)	09/01/31	750	751,796
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.374(c)	07/15/31	1,500	1,501,213

Total Asset-Backed Securities (cost $6,248,867)				6,254,466
Bank Loans 87.5%
Advertising 0.6%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	3.594(c)	12/17/26	5,155	5,128,956
Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000%^	5.000(c)	12/19/23	2,441	2,437,484
				7,566,440
Aerospace & Defense 0.8%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.703(c)	04/06/26	2,633	2,542,197
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.703(c)	04/06/26	1,416	1,366,773
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	05/30/25	1,500	1,479,546
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	12/09/25	4,803	4,735,939
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	08/22/24	1,000	987,083
				11,111,538

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Airlines 2.3%
AAdvantage Loyalty IP Ltd., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	10,200	$10,507,826
American Airlines, Inc.,
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.843(c)	01/29/27	693	644,490
Term Loan	—(p)	04/28/23	4,498	4,346,383

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250(c)	06/21/27	2,800	2,985,500
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	13,044	13,141,830
				31,626,029
Apparel 0.2%
Birkenstock US BidCo, Inc. (Germany), Term Loan	—(p)	06/30/28	1,650	1,647,937
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	5.635(c)	02/12/25	1,671	1,591,180
				3,239,117
Auto Manufacturers 2.0%
American Trailer World Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	03/03/28	1,910	1,899,654
Navistar, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.500%	3.610(c)	11/06/24	26,228	26,211,242
				28,110,896
Auto Parts & Equipment 3.9%
Adient US LLC, Term B-1 Loan, 1 Month LIBOR + 3.500%	3.593(c)	04/10/28	7,504	7,513,001
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	4,359	4,349,746
Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1 Month LIBOR + 4.500%	5.000(c)	04/06/28	1,875	1,884,375
Dana, Inc., Term Loan^	—(p)	02/28/26	1,938	1,943,040
IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/05/27	3,262	3,258,832

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Parts & Equipment (cont’d.)
Superior Industries International, Inc., Replacement Term Loan, 3 Month LIBOR + 4.000%^	4.090%(c)	05/22/24	5,885	$5,855,492
Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 2.000%	2.093(c)	09/29/23	19,688	19,404,492
Tranche B Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	10/01/25	1,295	1,272,526

TI Group Automotive Systems LLC (United Kingdom), 2021 Refinancing Term Loan B, 3 Month LIBOR + 3.250%^	3.750(c)	12/16/26	1,675	1,677,094
Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	01/29/28	5,684	5,688,406
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.864(c)	03/25/24	1,331	1,324,606
				54,171,610
Beverages 0.8%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/20/24	6,505	6,220,488
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%^	4.250(c)	04/30/28	2,200	2,202,640
Triton Water Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	03/31/28	2,400	2,397,430
				10,820,558
Building Materials 1.1%
ACProducts Holdings, Inc., Term Loan	—(p)	05/06/28	3,300	3,286,249
Airxcel, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.593(c)	04/28/25	1,943	1,936,915
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%	8.843(c)	04/27/26	225	221,344
API Group, Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 2.750%	2.843(c)	10/01/26	1,571	1,559,279
Initial Term Loan, 1 Month LIBOR + 2.500%	2.593(c)	10/01/26	527	523,871

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials (cont’d.)

Cornerstone Building Brands, Inc., New Term Loan B, 1 Month LIBOR + 3.250%	3.750%(c)	04/12/28	5,070	$5,066,107
U.S. Concrete, Inc., Term Loan^	—(p)	06/30/28	2,000	2,000,000
				14,593,765
Chemicals 2.7%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/23/24	1,694	1,694,707
Alpha BV (United Kingdom), Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	2,875	2,861,344
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 10.000%^	11.000(c)	09/21/24	122	106,422
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	4.593(c)	09/30/26	5,377	5,363,319
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.710(c)	07/01/26	1,696	1,691,446
INEOS US Petrochem LLC, 2026 Tranche B Dollar Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	01/29/26	3,675	3,657,544
LSF11 Skyscraper Holdco Sarl (Luxembourg), Facility B3 (USD) Loan, 3 Month LIBOR + 3.500%^	4.250(c)	09/29/27	795	797,981
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	2.848(c)	10/01/25	2,966	2,939,541
Perstorp Holding AB (Sweden), Facility B ($) Loan, 1 - 6 Month LIBOR + 4.750%^	4.953(c)	02/26/26	4,311	4,267,527
PQ Corp., Term Loan^	—(p)	06/30/28	4,400	4,400,000
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.162(c)	06/26/25	6,431	6,423,707
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.635(c)	06/26/26	2,509	2,502,728

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)

Tronox Finance LLC, First Lien Term Loan B, 3 Month LIBOR + 2.500%	2.500%(c)	03/10/28	1,059	$1,050,704
				37,756,970
Commercial Services 5.8%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%	3.093(c)	04/11/25	7,963	7,903,395
Term Loan	—(p)	02/12/28	4,750	4,709,625

AlixPartners LLP, Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/04/28	4,427	4,407,708
Allied Universal Holdco LLC, Term Loan USD, 1 Month LIBOR + 3.750%	4.250(c)	05/12/28	4,145	4,152,179
Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	01/29/27	3,525	3,536,016
Belron Finance US LLC, Extended Term B Loans, 3 Month LIBOR + 2.750%	3.250(c)	04/13/28	1,700	1,692,563
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	5.250(c)	12/18/25	1,795	1,800,481
CCRR Parent, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/06/28	743	744,858
Cimpress USA, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	05/17/28	2,280	2,275,725
CoreLogic Inc, Term Loan	—(p)	06/30/28	8,100	8,067,600
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%^	1.920(c)	08/11/25	520	515,087
Holding Socotec SAS (France), Term Loan^	—(p)	09/30/28	1,500	1,496,250
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.000(c)	05/01/24	2,346	2,336,870
Intermediate Dutch Holdings (Netherlands), Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%	4.108(c)	03/06/28	5,375	5,389,781
IRI Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	4.343(c)	12/01/25	1,309	1,307,727
Kingpin Intermediate Holdings LLC, Term Loan^	—(p)	07/03/24	2,750	2,715,625

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)

Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750%(c)	05/04/28	2,875	$2,880,391
NorthRiver Midstream Finance LP (Canada), Initial Term B Loan, 3 Month LIBOR + 3.250%	3.452(c)	10/01/25	6,394	6,303,987
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%	4.750(c)	10/11/24	3,834	3,763,565
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	07/17/25	3,692	3,669,608
Syniverse Holdings, Inc., Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23	2,289	2,257,047
Travelport Finance Sarl (Luxembourg), Term Loan Non-PIK, 3 Month LIBOR + 8.000%	9.000(c)	02/28/25	248	253,509
TruGreen LP, Second Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	11/02/27	1,097	1,098,964
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	09/17/23	256	129,525
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.093(c)	08/27/25	4,392	4,395,483
VT Topco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	08/01/25	1,850	1,838,437
				79,642,006
Computers 3.8%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.093(c)	01/05/26	3,217	3,157,652
Everi Payments, Inc.,
New Term B Loan, 1 Month LIBOR + 2.750%	3.500(c)	05/09/24	3,875	3,853,546
Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	1,241	1,290,250

Imprivata, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	12/01/27	925	925,330
Magenta Buyer LLC, Term Loan	—(p)	07/31/28	4,675	4,681,816
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.843(c)	09/30/24	6,803	6,804,139
Neustar, Inc.,
First Lien Term Loan B4, 3 Month LIBOR + 3.500%	4.500(c)	08/08/24	4,008	3,861,066

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)
Neustar, Inc., (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	9.000%(c)	08/08/25	548	$521,670

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	3.703(c)	08/01/24	2,317	2,121,806
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	7,475	7,481,675
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	5.250(c)	10/31/25	4,603	4,545,191
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/27/28	3,288	3,257,955
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	3.650(c)	05/16/25	3,974	3,920,789
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.147(c)	08/20/25	6,084	5,997,709
				52,420,594
Cosmetics/Personal Care 0.3%
Conair Holdings LLC, Term Loan	—(p)	05/17/28	4,050	4,065,187
Distribution/Wholesale 0.8%
DEI Sales, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.500%^	6.250(c)	04/28/28	3,150	3,102,750
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%	2.375(c)	09/19/26	997	978,350
Univar Solutions USA Inc, Term Loan	—(p)	05/27/28	6,600	6,587,658
				10,668,758
Diversified Financial Services 3.5%
Avolon TLB Borrower US LLC (Ireland), Term B-5 Loan, 1 Month LIBOR + 2.500%	3.250(c)	12/01/27	2,494	2,495,932
Blackhawk Network Holdings, Inc., First Lien Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	06/16/25	5,156	5,095,181

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Diversified Financial Services (cont’d.)
Cowen, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%^	4.000%(c)	03/24/28	3,657	$3,639,053
Fly Willow Funding Ltd. (Cayman Islands), Term Loan, 3 Month LIBOR + 6.000%^	7.000(c)	10/08/25	1,268	1,272,253
Focus Financial Partners LLC, Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	2.113(c)	07/03/24	1,945	1,924,739
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.375(c)	03/31/25	3,228	3,139,082
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	720	714,166

Hightower Holding LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	04/21/28	1,816	1,819,973
Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 3.000%^	3.093(c)	03/17/28	7,550	7,512,250
IG Investments Holdings LLC, Term Loan^	—(p)	05/23/25	2,450	2,450,000
Jefferies Finance LLC, Term Loan, 1 Month LIBOR + 3.000%	3.125(c)	06/03/26	8,914	8,866,641
VFH Parent LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.098(c)	03/01/26	7,811	7,807,438
Virtus Investment Partners, Inc., Initial Term Loan, 3 Month LIBOR + 2.250%^	3.000(c)	06/03/24	975	973,751
				47,710,459
Electric 1.2%
Calpine Corp.,
2020 Term Loan, 1 Month LIBOR + 2.500%	2.600(c)	12/16/27	3,142	3,124,903
Term Loan, 3 Month LIBOR + 2.000%	2.100(c)	04/05/26	1,696	1,675,467

Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	4,097	3,828,793
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	7,550	7,496,156
Pike Corp., 2028 Term Loan, 1 Month LIBOR + 3.000%	3.100(c)	01/21/28	600	598,313
				16,723,632

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electronics 0.4%
Deliver Buyer, Inc., Amendment No. 5 Term Loan, 3 Month LIBOR + 6.250%^	7.250%(c)	05/01/24	838	$841,037
Ingram Micro, Inc., Term Loan	—(p)	06/30/28	5,025	5,026,256
				5,867,293
Engineering & Construction 0.6%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	06/21/24	5,782	5,641,947
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000(c)	10/06/23	91	100,567
Refficiency Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/16/27	1,026	1,024,360
TRC Cos., Inc., Refinancing Term Loan, 1 Month LIBOR + 4.500%	5.250(c)	06/21/24	960	956,400
VM Consolidated, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	3.445(c)	03/24/28	1,123	1,118,815
				8,842,089
Entertainment 1.6%
Allen Media LLC, Initial Term Loan, 3 Month LIBOR + 5.500%	5.703(c)	02/10/27	5,851	5,838,381
AMC Entertainment Holdings, Inc., Term B-1 Loan, 3 Month LIBOR + 3.000%	3.638(c)	04/22/26	742	680,246
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	4.093(c)	07/08/24	948	909,129
CCM Merger, Inc., Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/04/25	722	722,063
J&J Ventures Gaming LLC, Initial Term Loan, 3 Month LIBOR + 4.000%^	4.750(c)	04/26/28	4,100	4,110,250
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.843(c)	08/14/24	7,981	7,894,330
Twin River Management Group, Inc., Term B Facility Loan, 3 Month LIBOR + 2.750%	2.953(c)	05/11/26	997	987,487
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%^	9.000(c)	05/11/26	1,390	1,472,870
				22,614,756

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Environmental Control 1.8%
EWT Holdings III Corp., Term Loan, 1 Month LIBOR + 2.500%	2.625%(c)	04/01/28	2,250	$2,235,938
Filtration Group Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	03/31/25	8,031	7,951,976
GFL Environmental, Inc. (Canada), 2020 Term Loan, 1 Month LIBOR + 3.000%	3.500(c)	05/30/25	2,160	2,163,418
Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	2.750(c)	03/10/28	6,907	6,868,490
LTR Intermediate Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.500%^	5.500(c)	05/08/28	1,750	1,736,875
Packers Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	03/09/28	3,257	3,237,664
				24,194,361
Food Service 0.1%
TKC Holdings, Inc., Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	05/15/28	1,850	1,803,750
Foods 0.9%
Dairyland USA Corp., 2020 Extended Term Loan, 1 Month LIBOR + 5.500%^	5.590(c)	06/22/25	806	804,110
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	3.780(c)	05/23/25	2,697	2,679,630
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%	5.000(c)	08/16/23	2,631	2,630,617
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.250(c)	09/23/27	6,943	6,943,848
				13,058,205
Forest Products & Paper 0.3%
Neenah, Inc., New Term Loan B, 2 Month LIBOR + 3.000%^	3.500(c)	04/06/28	2,000	2,000,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Forest Products & Paper (cont’d.)
Pixelle Specialty Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.500%	7.500%(c)	10/31/24	438	$436,122
Schweitzer-Mauduit International, Inc., Term B Loan, 1 Month LIBOR + 3.750%^	4.500(c)	02/09/28	1,270	1,263,650
				3,699,772
Healthcare-Services 6.0%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%^	3.593(c)	10/31/25	1,893	1,881,654
Air Medical Group Holdings, Inc., 2017-2 New Term Loan, 6 Month LIBOR + 4.250%	5.250(c)	03/14/25	4,876	4,888,769
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	04/22/24	3,229	3,188,528
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan - Non-PIK, 1 Month LIBOR + 10.000%	11.000(c)	10/24/23	5,843	5,521,913
Second Lien Initial Term Loan Non-PIK, 1 Month LIBOR + 11.000%	12.000(c)	04/24/24	868	446,812

ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	15,954	15,934,251
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.155(c)	05/15/25	1,853	1,711,675
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	3.843(c)	10/10/25	756	643,906
Explorer Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	02/04/27	1,621	1,624,788
Gentiva Health Services, Inc., Term B-1 Loan, 1 Month LIBOR + 2.750%	2.875(c)	07/02/25	2,483	2,477,259
GHX Ultimate Parent Corp., Term Loan	—(p)	06/30/24	475	474,703
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.843(c)	11/17/25	4,100	4,098,602
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 4.500%	5.500(c)	06/14/24	4,017	4,014,705
Pacific Dental Services, Inc., Term Loan, 1 Month LIBOR + 3.500%	4.250(c)	05/05/28	3,130	3,137,825

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Phoenix Guarantor, Inc.,
Term Loan	— %(p)	03/05/26	5,723	$5,665,956
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	03/05/26	997	987,500

Radnet Management, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	3.750(c)	04/23/28	4,910	4,901,815
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.370(c)	03/06/25	1,750	1,736,145
Sound Inpatient Physicians Holdings LLC, First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	3.500(c)	06/27/25	1,275	1,270,219
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.843(c)	06/26/26	4,851	4,844,736
Surgery Center Holdings, Inc., 2021 New Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/31/26	2,925	2,928,756
U.S. Anesthesia Partners, Inc., Initial Term Loan (First Lien), 6 Month LIBOR + 3.000%	4.000(c)	06/23/24	661	653,913
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%	6.500(c)	06/26/26	3,650	3,633,272
First Lien Term Loan B, 1 Month LIBOR + 5.000%	5.125(c)	06/26/26	2,046	2,032,911

WP CityMD Bidco LLC, Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	08/13/26	3,042	3,047,264
				81,747,877
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%^	4.093(c)	04/04/26	2,709	2,715,772
Home Furnishings 0.4%
Hunter Fan Co., Initial Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	05/08/28	2,800	2,786,000
Weber-Stephen Products LLC, Initial Term B Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/30/27	2,647	2,649,489
				5,435,489

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Housewares 0.1%
Ozark Holdings LLC, Term Loan	— %(p)	12/16/27	2,056	$2,059,677
Insurance 1.6%
Acrisure LLC, Term Loan B 2020, 3 Month LIBOR + 3.500%	3.703(c)	02/15/27	4,869	4,822,159
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	7,426	7,387,876
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	11/03/24	1,135	1,130,329
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	12/23/26	1,844	1,834,182
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	07/31/27	2,600	2,587,000
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	5.343(c)	01/31/28	2,725	2,753,386

Howden Group Holdings Ltd. (United Kingdom), Term Loan	—(p)	11/12/27	2,000	2,000,000
				22,514,932
Internet 0.9%
CMI Marketing, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%^	5.500(c)	03/23/28	4,375	4,364,063
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	09/13/24	2,788	2,794,617
Voyage Australia Pty Ltd. (Australia), Term Loan^	—(p)	05/27/28	5,175	5,149,125
				12,307,805
Investment Companies 0.5%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/24/25	1,974	1,962,366
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	12/15/23	4,722	4,710,199
				6,672,565

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Iron/Steel 0.1%
Helix Acquisition Holdings, Inc., Amendment No. 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	3.953%(c)	09/30/24	665	$647,831
TMS International Corp, Term B-3 Loan, 1 - 3 Month LIBOR + 2.750%^	3.750(c)	08/14/24	249	248,440
				896,271
Leisure Time 1.2%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	08/01/26	1,992	1,995,850
Initial Term Loan, 1 Month LIBOR + 2.750%	2.843(c)	07/31/24	748	734,709

Bombardier Recreational Products, Inc. (Canada), 2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	2.093(c)	05/24/27	5,859	5,786,102
Hayward Industries, Inc., Term Loan	—(p)	05/14/28	3,075	3,071,156
MajorDrive Holdings IV LLC, Term Loan	—(p)	06/30/28	897	897,841
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.750(c)	09/30/24	853	848,084
SRAM LLC, Term Loan	—(p)	05/18/28	3,051	3,053,300
				16,387,042
Lodging 1.3%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	2.843(c)	12/23/24	2,034	2,016,483
Term B-1 Loan, 1 Month LIBOR + 4.500%	4.593(c)	07/21/25	8,510	8,535,747

CityCenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/18/24	3,137	3,110,909
Station Casinos LLC, Term B-1 Facility Loan, 1 Month LIBOR + 2.250%	2.500(c)	02/08/27	3,916	3,872,728
				17,535,867

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Construction & Mining 0.8%
Brookfield WEC Holdings, Inc., Refinancing No. 2 Term Loan, 1 Month LIBOR + 2.750%	3.250%(c)	08/01/25	499	$495,287
Terex Corp., Incremental U.S. Term Loan (2018), 3 Month LIBOR + 2.000%	2.750(c)	01/31/24	2,238	2,233,597
Vertiv Group Corp, Term B Loan, 3 Month LIBOR + 2.750%	2.860(c)	03/02/27	7,864	7,829,251
				10,558,135
Machinery-Diversified 1.9%
Blount International, Inc., New Refinance Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	04/12/23	4,923	4,932,710
CD&R Hydra Buyer, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	9.000(c)	04/30/26	300	278,500
Clark Equipment Co. (South Korea),
Term Loan	—(p)	05/18/24	2,000	1,984,166
Term Loan^	—(p)	05/18/24	2,500	2,487,500

Columbus McKinnon Corp, Initial Term Loan, 3 Month LIBOR + 2.750%^	3.250(c)	05/14/28	2,000	2,002,500
Douglas Dynamics LLC, 2020 Additional Term B Loan, 1 Month LIBOR + 3.750%	4.750(c)	06/08/26	2,871	2,860,179
Engineered Machinery Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	07/19/24	3,000	2,996,250
Term Loan	—(p)	07/19/24	1,000	1,001,250

Hyster-Yale Group, Inc., Term Loan^	—(p)	06/30/28	4,115	4,084,230
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	5.000(c)	03/08/25	1,351	1,228,955
TJC Spartech Acquisition Corp., Initial Term Loan, 3 Month LIBOR + 4.750%^	5.500(c)	05/05/28	1,270	1,260,475
Verticcal US Newco, Inc., Facility B (USD) Loan, 3 Month LIBOR + 4.250%	4.478(c)	07/30/27	1,592	1,596,875
				26,713,590

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media 2.5%
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.348%(c)	01/15/26	2,705	$2,672,037
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.615(c)	04/15/27	3,246	3,225,296

Cumulus Media New Holdings, Inc., Term Loan	—(p)	03/31/26	1,566	1,561,905
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	08/24/26	3,950	2,822,275
Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	2.593(c)	11/18/24	896	885,269
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	05/01/26	2,739	2,709,486
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	3,085	3,051,190

Meredith Corp., Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	01/31/25	2,368	2,420,740
Mission Broadcasting, Inc., Term Loan^	—(p)	05/27/28	3,350	3,337,437
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	2.600(c)	09/30/26	746	738,750
Term B-3 Loan, 1 Month LIBOR + 2.360%	3.120(c)	04/01/28	1,654	1,640,930
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%	4.750(c)	03/15/26	4,136	4,145,616
Term Loan	—(p)	12/31/28	1,600	1,592,333

UPC Financing Partnership, Facility AX, 3 Month LIBOR + 3.000%	3.105(c)	01/31/29	1,324	1,313,518
WideOpenWest Finance LLC, Term Loan	—(p)	08/19/23	925	922,584
Ziggo Financing Partnership (Netherlands), Term Loan I, 1 Month LIBOR + 2.500%	2.601(c)	04/30/28	1,750	1,733,958
				34,773,324
Metal Fabricate/Hardware 1.4%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.843(c)	06/26/26	8,664	8,598,721
Dynacast International LLC, Term Loan	—(p)	01/28/22	2,170	2,175,343

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Form Technologies LLC, Term Loan B Non-PIK, 3 Month LIBOR + 4.750%^	5.750%(c)	07/22/25	3,495	$3,490,726
Hillman Group Inc,
Term Loan	—(p)	04/30/28	2,348	2,343,069
Term Loan	—(p)	04/30/28	477	475,750

Tank Holding Corp., First Lien 2020 Incremental Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/26/26	1,634	1,639,011
				18,722,620
Miscellaneous Manufacturing 0.6%
Gates Global LLC, Initial B-3 Dollar Term Loan, 1 Month LIBOR + 2.750%	3.500(c)	03/31/27	1,721	1,714,450
Jadex, Inc., First Lien 2021 Refinancing Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	02/18/28	2,350	2,314,750
Momentive Performance Materials, Inc., First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	05/15/24	3,742	3,718,996
				7,748,196
Oil & Gas 1.1%
Apro LLC, Replacement Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	11/14/26	1,550	1,546,125
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,625	1,791,562
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	4,945	4,950,753
PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	03/06/25	6,550	6,486,544
				14,774,984

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers 4.8%
Albea Beauty Holdings Sarl (France), Facility B2 (USD), 3 Month LIBOR + 3.000%	4.000%(c)	04/22/24	247	$236,933
Altium Packaging LLC, 2021 Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/03/28	3,675	3,651,353
Berry Global, Inc., Term Loan	—(p)	07/01/26	3,000	2,975,088
BWay Holding Co., Initial Term Loan, 3 Month LIBOR + 3.250%	3.385(c)	04/03/24	997	971,762
Charter NEX US, Inc., First Lien Term Loan, 1 Month LIBOR + 4.250%	5.000(c)	12/01/27	5,274	5,293,749
Flex Acquisition Co., Inc., 2021 Specified Refinancing TL, 3 Month LIBOR + 3.500%	4.000(c)	03/02/28	2,100	2,088,515
Graham Packaging Co., Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	08/04/27	8,503	8,496,460
LABL, Inc., Term B USD Facility, 1 Month LIBOR + 4.000%	4.093(c)	07/01/26	2,766	2,755,675
Plaze, Inc., 2021-1 Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	08/03/26	3,913	3,893,316
Pregis Topco LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	3.843(c)	07/31/26	4,736	4,721,411
Pregis TopCo LLC, Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.250%^	5.000(c)	07/31/26	700	700,000
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	11/05/27	4,293	4,297,027
Proampac PG Borrower LLC, 2020-1 Term Loan, 1 - 3 Month LIBOR + 3.750%	4.500(c)	11/03/25	7,500	7,501,560
Reynolds Group Holdings, Inc., Term Loan	—(p)	02/05/26	15,248	15,114,856
Tosca Services LLC, 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.250(c)	08/18/27	891	891,510
TricorBraun Holdings, Inc.,
Delayed Draw Term Loan, 6 Month LIBOR + 3.250%	1.583(c)	03/03/28	7	7,133
Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	03/03/28	959	951,325

Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	10/17/24	1,674	1,667,997
				66,215,670

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 4.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.625%(c)	05/04/25	10,920	$10,722,441
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	07/05/23	3,415	3,386,617
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	18,221	18,221,074
Endo Luxembourg Finance Co., 2021 Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/27/28	4,131	3,993,836
Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%	2.500(c)	03/15/28	2,587	2,579,609
Jazz Financing Lux Sarl, Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/05/28	3,825	3,841,394
Mallinckrodt International Finance SA, 2017 Term B Loan, 1 Month LIBOR + 4.750%	6.000(c)	09/24/24	633	610,431
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	7,822	7,826,576
Organon & Co., Term Loan	—(p)	06/30/28	4,750	4,744,062
				55,926,040
Pipelines 0.8%
AL NGPL Holdings LLC, Term Loan, 3 Month LIBOR + 3.750%^	4.750(c)	04/14/28	1,050	1,050,000
DT Midstream, Inc., Term Loan	—(p)	05/25/28	2,375	2,388,359
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	4.843(c)	03/11/26	3,234	3,133,058
RS Ivy Holdco, Inc., Initial Term Loan, 1 Month LIBOR + 5.500%^	6.500(c)	12/23/27	3,870	3,830,991
				10,402,408
Private Equity 0.1%
HarbourVest Partners, LP, Term Loan, 3 Month LIBOR + 2.250%	2.434(c)	03/03/25	2,002	1,992,956

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Real Estate 2.2%
ASP MCS Acquisition Corp., Senior Secured Loan, 3 Month LIBOR + 6.000%^	7.000%(c)	10/02/25	70	$68,706
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	2.593(c)	08/27/25	7,164	6,912,027
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 - 3 Month LIBOR + 3.000%	3.093(c)	08/28/23	14,044	13,769,330
Cushman & Wakefield PLC, Replacement Term Loan, 1 Month LIBOR + 2.750%	2.843(c)	08/21/25	2,873	2,841,650
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	7,959	6,345,939
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	449	357,921
				30,295,573
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc.,
Term B-2 Loan, 1 Month LIBOR + 4.750%	5.750(c)	04/23/26	744	744,375
Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	04/23/26	5,664	5,607,616

Starwood Property Mortgage LLC, Incremental Term B-2 Dollar Loan, 3 Month LIBOR + 3.500%^	4.250(c)	07/26/26	1,397	1,393,009
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	2.595(c)	07/26/26	3,156	3,132,164
				10,877,164
Retail 4.7%
Beacon Roofing Supply, Inc., 2028 Term Loan, 1 Month LIBOR + 2.500%	2.593(c)	05/19/28	3,643	3,629,257
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	4.203(c)	02/07/25	1,514	1,494,836
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26	1,843	1,833,413

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/03/28	2,075	2,072,406
Floor & Decor Outlets of America, Inc., Replacement Term B-3 Loan, 1 Month LIBOR + 2.000%	2.120(c)	02/12/27	1,696	1,678,750

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

Fogo de Chao, Inc., 2018 Refinancing Term Loan, 3 Month LIBOR + 4.250%^	5.250%(c)	04/07/25	1,850	$1,817,625
Foundation Building Materials, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	3.750(c)	01/31/28	2,600	2,581,311
Gannett Holdings LLC, First Lien Term Loan, 3 Month LIBOR + 7.000%^	7.750(c)	02/09/26	6,127	6,164,862
Great Outdoors Group, LLC, Term B-1 Loan, 6 Month LIBOR + 4.250%	5.000(c)	03/06/28	6,908	6,956,041
Harbor Freight Tools USA, Inc., 2020 Initial Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	10/19/27	1,551	1,553,409
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	11/21/23	2,433	2,325,275
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%	4.250(c)	12/15/27	3,348	3,340,161
Kodiak BP LLC, Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	03/12/28	1,125	1,121,718
LBM Acquisition LLC,
First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	12/31/27	695	693,424
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	3,568	3,558,623

Leslie’s Poolmart, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	03/09/28	1,852	1,844,692
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	12/28/27	2,250	2,235,134
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	03/03/28	3,250	3,247,098
Rising Tide Holdings, Inc., Term Loan^	—(p)	06/30/28	3,000	2,977,500
Rough Country LLC, Term Loan (First Lien), 3 Month LIBOR + 3.750%^	4.750(c)	05/25/25	4,367	4,356,135
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23	1,787	1,796,921

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

SRS Distribution, Inc., Term Loan	— %(p)	06/30/28	2,500	$2,494,270
White Cap Buyer LLC, Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	10/19/27	4,286	4,289,731
				64,062,592
Semiconductors 0.2%
Natel Engineering Co., Inc., Initial Term Loan, 1 - 3 Month LIBOR + 5.000%	6.000(c)	04/30/26	2,822	2,683,151
Software 8.7%
athenahealth, Inc., Additional Term B-1, 1 - 3 Month LIBOR + 4.250%	4.381(c)	02/11/26	3,250	3,259,750
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.843(c)	10/02/25	11,607	11,543,748
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	4.444(c)	09/05/25	1,748	1,743,712
Camelot Co. (Luxembourg), Amendment No. 3 Incremental Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	1,372	1,371,563
Castle US Holding Corp., Term Loan	—(p)	01/31/27	2,000	1,988,750
Championx Holding, Inc., Dollar Term Loan (Second Lien), 1 - 6 Month LIBOR + 7.250%	8.250(c)	06/13/25	8,108	8,199,410
CT Technologies Intermediate Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	6.000(c)	12/16/25	2,450	2,463,781
Dcert Buyer, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.093(c)	10/16/26	4,496	4,495,286
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.340(c)	02/06/26	9,546	9,515,661
EagleView Technology Corp., First Lien Term Loan, 1 Month LIBOR + 3.500%	3.690(c)	08/14/25	6,203	6,089,892
EQT Box Merger Sub, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	04/17/28	1,050	1,045,406
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23	2,702	1,013,379

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500%(c)	06/13/24	10,444	$10,306,270
First Advantage Holdings LLC, First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%	3.093(c)	01/31/27	1,247	1,241,664
GlobalLogic Holdings, Inc., 2020 Incremental Term B-2 Loans, 1 Month LIBOR + 3.750%	4.500(c)	09/14/27	622	622,652
Greeneden US Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	2,719	2,723,777
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	650	663,000
MA FinanceCo LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	2.843(c)	06/21/24	103	102,200
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	3.593(c)	09/13/24	3,466	3,446,864
N-Able, Inc., Term Loan	—(p)	04/16/28	1,675	1,668,719
Pearl Debt Merger Sub, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	04/23/28	4,825	4,797,859
Playtika Ltd., Term B-1 Loan, 1 Month LIBOR + 2.750%	2.843(c)	03/13/28	4,625	4,605,247
Project Ruby Ultimate Parent Corp., First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/10/28	2,025	2,019,575
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	4.436(c)	05/16/25	3,760	3,761,276
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	3,325	3,308,754
Renaissance Holding Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	3.343(c)	05/30/25	2,014	1,993,203
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	2.843(c)	06/21/24	699	690,180
Skopima Merger Sub, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	05/31/28	3,945	3,905,550
Software Luxembourg Acquisition Sarl (Luxembourg),
Second Out Term Loan, 3 Month LIBOR + 7.500%^	8.500(c)	04/27/25	531	530,856
Senior Secured Term Loan, 3 Month LIBOR + 7.500%	8.500(c)	12/27/24	2,235	2,289,939

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	2.843%(c)	02/05/24	6,042	$5,949,489
Thoughtworks, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	03/24/28	2,575	2,568,563
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.350(c)	03/03/28	425	430,667
Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	5,625	5,592,665

Ultimate Software Group, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	7.500(c)	05/03/27	375	384,844
Upland Software, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.750%	3.843(c)	08/06/26	1,247	1,240,601
Zelis Payments Buyer, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	3.610(c)	09/30/26	2,095	2,089,186
				119,663,938
Telecommunications 3.8%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/17/27	2,600	2,604,644
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.343(c)	03/15/27	2,286	2,263,912
Cologix Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	05/01/28	2,950	2,948,525
Connect Finco SARL (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/11/26	4,237	4,239,538
Crown Subsea Communications Holding, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	04/27/27	4,406	4,417,180
Delta Topco, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/01/27	1,700	1,702,125
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.430(c)	05/27/24	3,750	3,591,795
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.343(c)	11/29/25	5,765	5,275,122
Second Lien Term Loan, 1 Month LIBOR + 8.250%	8.343(c)	11/29/26	825	657,250

Gogo Intermediate Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%^	4.500(c)	05/31/28	4,825	4,806,906

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
GTT Communications BV,
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	8.500%(c)	12/28/21	93	$93,564
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	8.500(c)	12/28/21	81	81,736

GTT Communications, Inc., Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.950(c)	05/30/25	835	682,856
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.606(c)	11/30/25	6,472	5,743,890
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	3,498	3,189,827
West Corp.,
Incremental B-1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	838	811,100
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	6,469	6,289,730

Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.843(c)	06/10/27	2,236	2,237,349
				51,637,049
Textiles 0.6%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	3.953(c)	12/12/25	8,478	8,244,537
Transportation 0.6%
ASP LS Acquisition Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	5.250(c)	05/08/28	1,700	1,695,750
Daseke Cos., Inc., Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	03/09/28	2,500	2,496,875
Kenan Advantage Group Inc, Term Loan B, 1 Month LIBOR + 3.750%	4.500(c)	03/24/26	499	498,438
PODS LLC, Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	03/31/28	3,750	3,741,405
				8,432,468

Total Bank Loans (cost $1,203,568,070)				1,202,305,477

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 10.5%
Aerospace & Defense 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	5.805%	05/01/50	3,375	$4,364,570
Airlines 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	375	398,452
Banks 6.7%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	1,500	1,602,122
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	15,170	15,584,340
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	7,875	8,234,803
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	16,980	17,439,720
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	26,156	26,652,796
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	18,334	18,295,710

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24	3,670	3,672,065
				91,481,556
Building Materials 0.5%
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,350	3,477,180
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,400	2,503,241
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,360	1,408,193
				7,388,614
Commercial Services 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	405,918

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.0%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.125%	12/15/30	535	$520,742
Electric 0.4%
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/31	650	629,776
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	1,000	1,037,566
Gtd. Notes	7.250	05/15/26	500	519,070
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	850	883,493
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	2,250	2,262,427
				5,332,332
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	654	644,166
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	1,250	1,362,447
				2,006,613
Healthcare-Services 0.0%
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28	375	391,393
Home Builders 0.1%
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	500	529,487
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	775	802,694
				1,332,181

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.3%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)(f)	6.625%	08/15/27	3,075	$1,755,317
Sr. Sec’d. Notes, 144A (original cost $1,792,862; purchased 01/14/21 - 01/26/21)(f)	5.375	08/15/26	2,080	1,543,636

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,000	1,135,765
				4,434,718
Mining 0.1%
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	1,000	1,042,720
Miscellaneous Manufacturing 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	462,510
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,350	1,360,712
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,375	2,410,628
				4,233,850
Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	4,438
Antero Resources Corp., Gtd. Notes	5.000	03/01/25	1,455	1,491,320
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	975	999,464
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	2,811	3,012,133
				5,507,355
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30	25	23,003

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.125%	04/15/25	250	$255,333
Gtd. Notes, 144A	6.250	02/15/29	759	742,062
				1,020,398
Real Estate Investment Trusts (REITs) 0.5%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	3,000	2,832,243
Gtd. Notes	9.750	06/15/25	1,450	1,609,696
Sr. Unsec’d. Notes	4.750	02/15/28	1,375	1,328,353

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	700	746,996
				6,517,288
Telecommunications 0.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	600	623,966
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	242	236,906
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	661	668,631
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,005	1,046,164

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	2,975	1,737,540
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	2,050	2,027,543
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	650	738,419
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	950	1,064,936

Sprint Corp., Gtd. Notes	7.125	06/15/24	250	287,994
				8,432,099

Total Corporate Bonds (cost $147,493,191)				144,810,799

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Security 0.1%
PMT Credit Risk Transfer Trust , Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%) (cost $1,669,591)	3.907%(c)	12/25/22	1,670	$1,678,422

	Shares
Common Stocks 0.4%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.(original cost $2,705; purchased 09/17/18)*^(f)	2,705	27
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*	3,597	728,392
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.	37,250	1,966,800
Chesapeake Energy Corp. Backstop Commitment^	848	43,864
Extraction Oil & Gas, Inc.*	30,987	1,522,082
		3,532,746
Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp.(original cost $265,715; purchased 09/22/20)*^(f)	2,797	405,565
Specialty Retail 0.0%
Neiman Marcus Group Ltd. LLC*	3,333	383,295
Tailored Brands, Inc.*	23,220	38,313
		421,608

Total Common Stocks (cost $1,978,234)		5,088,338

Units
Warrants* 0.0%
Healthcare 0.0%
Alliance Healthcare Services, Inc., expiring 11/15/21^	303	—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Units	Value
Warrants (Continued)
Hotels, Restaurants & Leisure 0.0%
CEC Brands LLC, expiring 12/31/25	6,181	$14,062

Total Warrants (cost $0)		14,062

Total Long-Term Investments (cost $1,360,957,953)		1,360,151,564

	Shares
Short-Term Investments 18.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	255,078,514	255,078,514
PGIM Institutional Money Market Fund (cost $3,274,533; includes $3,274,270 of cash collateral for securities on loan)(b)(wa)	3,278,246	3,276,279

Total Short-Term Investments (cost $258,353,047)		258,354,793

TOTAL INVESTMENTS 117.8% (cost $1,619,311,000)		1,618,506,357
Liabilities in excess of other assets(z) (17.8)%		(244,721,340)

Net Assets 100.0%		$1,373,785,017

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $136,618,862 and 9.9% of net assets.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,220,789; cash collateral of $3,274,270 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,522,436. The aggregate value of $3,704,545 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
EG America LLC, Project Becker Additional Facility, 3 Month LIBOR + 4.250%, 4.750%(c), Maturity Date 03/31/26 (cost $416,639)	421	$418,323	$1,684	$—
Hightower Holding LLC, Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 04/21/28 (cost $454,000)	454	454,993	993	—
LBM Acquisition LLC, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 4.500%(c), Maturity Date 12/17/27 (cost $97,339)	98	97,382	43	—
Redstone Holdco 2 LP, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 4.750%, 5.500%(c), Maturity Date 04/27/28 (cost $1,286,903)	1,287	1,275,106	—	(11,797)
Refficiency Holdings LLC, Initial Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 12/16/27 (cost $197,733)	198	197,486	—	(247)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Unfunded loan commitment outstanding at May 31, 2021 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TricorBraun, Inc., Priming Delayed Draw Term Loan, 1 Month LIBOR + 3.250%, 3.750%(c), Maturity Date 03/03/28 (cost $208,569)	209	$206,849	$—	$(1,721)
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.750%(c), Maturity Date 05/01/25 (cost $1,482,165)	1,496	1,488,759	6,595	—
		$4,138,898	$9,315	$(13,765)
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
322	2 Year U.S. Treasury Notes	Sep. 2021	$71,076,469	$(27,155)
392	5 Year U.S. Treasury Notes	Sep. 2021	48,549,812	(69,734)
131	10 Year U.S. Treasury Notes	Sep. 2021	17,283,813	(41,960)
23	20 Year U.S. Treasury Bonds	Sep. 2021	3,600,219	(2,187)
27	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	5,001,750	(23,439)
				$(164,475)
Credit default swap agreements outstanding at May 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	37,420	2.873%	$3,536,063	$4,003,871	$467,808
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).